SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net (loss) income per common stock (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net (loss) income	$ (15,996,000)	$ (8,679,000)	$ (25,223,000)	$ (16,552,000)	$ (50,016,000)	$ (28,845,000)
Denominator:
Weighted average shares outstanding, basic	18,056,822	12,272,254	17,068,505	11,890,802	12,526,248	8,864,082
Weighted average shares outstanding, diluted	18,056,822	12,272,254	17,068,505	11,890,802	12,526,248	8,864,082
Basic net (loss) income per share	$ (0.89)	$ (0.75)	$ (1.48)	$ (1.39)	$ (3.99)	$ (3.25)
Diluted net (loss) income per share	$ (0.89)	$ (0.75)	$ (1.48)	$ (1.39)	$ (3.99)	$ (3.25)
Class A Common Stock | MedTech Acquisition Corp
Numerator:
Allocation of net (loss) income	$ (258,535)	$ 1,908,991	$ (359,173)	$ 4,178,371	$ 4,369,839	$ 3,813,826
Denominator:
Weighted average shares outstanding, basic	2,096,428	25,000,000	2,024,925	25,000,000	23,358,326	25,000,000
Weighted average shares outstanding, diluted	2,096,428	25,000,000	2,024,925	25,000,000	23,358,326	25,000,000
Basic net (loss) income per share	$ (0.12)	$ 0.08	$ (0.18)	$ 0.17	$ 0.19	$ 0.15
Diluted net (loss) income per share	$ (0.12)	$ 0.08	$ (0.18)	$ 0.17	$ 0.19	$ 0.15
Class B Common Stock | MedTech Acquisition Corp
Numerator:
Allocation of net (loss) income	$ (736,504)	$ 477,248	$ (1,083,963)	$ 1,044,593	$ 1,169,240	$ 953,457
Denominator:
Weighted average shares outstanding, basic	5,972,222	6,250,000	6,111,111	6,250,000	6,250,000	6,250,000
Weighted average shares outstanding, diluted	5,972,222	6,250,000	6,111,111	6,250,000	6,250,000	6,250,000
Basic net (loss) income per share	$ (0.12)	$ 0.08	$ (0.18)	$ 0.17	$ 0.19	$ 0.15
Diluted net (loss) income per share	$ (0.12)	$ 0.08	$ (0.18)	$ 0.17	$ 0.19	$ 0.15